Earnings per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Basic weighted average number of shares	55,905,600	55,832,069	55,871,893	55,756,897
Effect of dilutive potential share options:	348,178	0	0	0
Diluted weighted average number of shares	56,253,778	55,832,069	55,871,893	55,756,897